Business Combination	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 2. Business Combination

The merger was accounted for as a reverse acquisition and accordingly, the total purchase price of $1,341 million was calculated as if Stratasys, Inc. had issued its shares to Objet’s shareholders and converted options to purchase Objet’s ordinary shares to options to purchase Stratasys, Inc. common stock (which became exercisable instead for Stratasys Ltd. ordinary shares upon consummation of the merger).

Under the acquisition method of accounting, the total purchase price was allocated to the net tangible and intangible assets of Objet acquired in the merger, based on their fair values at the merger date. The estimated fair values are preliminary and based on the information that was available as of the merger date. The Company believes that the information provides a reasonable basis for estimating the fair values, but the Company is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets and property, plant and equipment and deferred taxes related thereto. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the merger date. There were no changes during the three months ended March 31, 2013 to the preliminary measurements of fair value. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):
Allocation of
Purchase Price
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027

Total purchase price	$1,340,897

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

		Weighted Average
	Amount	Life - Years
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
In-process R&D	28,080	Indefinite
Total intangible assets	$490,176

In addition, the allocation of the purchase price resulted in the recognition of backlog, which was valued at $6.3 million. Backlog is included in accounts receivable - other and is being amortized to selling, general and administrative based on the pattern in which the economic benefits of backlog are estimated to be realized.

The Company incurred $0.9 million of acquisition-related costs related to the merger that were expensed during the three months ended March 31, 2012. These costs are included in selling, general and administrative costs in the Company’s consolidated statements of operations. There were no significant acquisition-related costs during the three months ended March 31, 2013.